Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Gross Carrying Amount and Accumulated Amortization of Other Intangible Asses
The following table presents the gross carrying amount and accumulated amortization of intangible assets as of December 31, 2014:

(In thousands, except weighted average amortization period)	Gross Carrying Amount	Weighted Average Amortization Period	Accumulated Amortization	Currency Translation Adjustment	Net Book Value
Power purchase agreements	$371,765	21 years	$(6,169)	$(3,923)	$361,673

The following table presents the gross carrying amount and accumulated amortization of intangible assets as of December 31, 2013:

(In thousands, except weighted average amortization period)	Gross Carrying Amount	Weighted Average Amortization Period	Accumulated Amortization	Currency Translation Adjustment	Net Book Value
Development rights	$22,600	Indefinite	—	—	$22,600

Finite-lived Intangible Assets Amortization Expense
Over the next five fiscal years, we expect to recognize annual amortization expense on our intangible assets as follows:

(in thousands)	2015	2016	2017	2018	2019
Amortization	$18,366	$19,057	$19,057	$19,057	$19,057